Triton Resources, Inc.
7363 146 A Street
Surrey, B.C.
Canada, V3S 8Y8

Tel: (604) 599-8799
Fax: (604) 599-8796

January 14, 2005

VIA Courier & Electronic Filing

US Securities and Exchange Commission
SEC Office of Small Business
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Triton Resources, Inc. (the “Company”) - Form SB-2 Enclosed

The Company is submitting the enclosed Form SB-2 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version.

We look forward to working with you on the SB-2 review process. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

Triton Resources, Inc.

Per:

/s/ P. Augustson

Perry Augustson
President

Encls.